Organization and Business Operations (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Nov. 15, 2016	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Common stock, issued						89,771,379	58,392,827
Accounts payable						$ 663,261	$ 10,980
Accrued expenses						1,393,521	64,688
Due to related party						83,166	59,525
Accrued Interest Payable						14,475
Shares issued during period, shares			470,000	210,000
Stock issued during period, value		$ 15,000	$ 75,000	$ 60,000			$ 1,000,000
Warrant[Member]
Warrants to purchase shares						300,000
Stock price						$ 0.15
Warrant[Member] | Minimum [Member]
Fair value of exercise price per share						$ 0.28
Fair value of volatility rate						121.00%
Fair value of contractual lives						2 years 6 months
Fair value of risk free rates						0.62%
Warrant[Member] | Maximum [Member]
Shares issued during period, shares						3,153,211
Fair value of exercise price per share						$ 0.75
Fair value of volatility rate						157.00%
Fair value of contractual lives						6 years
Fair value of risk free rates						1.93%
Line Letter [Member] | Chairman Of Board [Member]
Line of credit current borrowing capacity	$ 540,000					$ 250,000
Line of credit maturity date	Apr. 30, 2017
Line Letter [Member] | Trieu [Member]
Line of credit	$ 250,000
Line of credit, percentage	5.00%
Debt conversion description	Dr. Trieu shall have the right, exercisable by delivery of written notice thereof (the “Election Notice”), to either: (i) receive repayment for the entire unpaid principal amount advanced under the Line Letter and the accrued and unpaid interest thereon on the date of the delivery of the Election Notice (the “Outstanding Balance”) or (ii) convert the Outstanding Balance into such number of shares of our common stock as is equal to the quotient obtained by dividing (x) the Outstanding Balance by (y) $0.10 (such price, the “Conversion Price”, and the number of shares of common stock to be issued pursuant to the foregoing formula, the “Conversion Shares”); provided, that in no event shall the Conversion Price be lower than the lower of (x) $0.28 per share or (y) the lowest exercise price of any securities that have been issued by us in a capital raising transaction (and that would otherwise reduce the exercise price of any other outstanding warrants issued by us) during the period between November 15, 2016 and the date of the delivery of the Election Notice. No capital raising transactions have occurred through the date of this filing with securities at a price lower than $0.28 per share.
IthenaPharma Inc [Member]
Common stock, issued	58,392,828
Ownership percentage of issued and outstanding shares	65.00%					65.00%
Warrants to purchase shares	300,000
Maximum percentage of subsequent to the merger	50.00%
Purchase price of reserve merger consideration	$ 3,700,000
IthenaPharma Inc [Member] | Related Party [Member]
Investment	479
Accounts payable	71,560
Accrued expenses	11,470
Due to related party	5,375
Other liabilities	118,759
Convertible note	50,000
Accrued Interest Payable	567
Contributed capital	$ 257,252
Novosom Verwaltungs GmbH [Member] | Asset Purchase Agreement [Member]
Shares issued during period, shares	1,500,000
Novosom Verwaltungs GmbH [Member] | License Agreement [Member]
Shares issued during period, shares					119,048
Stock issued during period, value					$ 15,000